Kenneth J. Rollins T: +1 858 550 6136 krollins@cooley.com	VIA EDGAR AND FEDERAL EXPRESS

January 10, 2014

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attn:	Jeffrey P. Riedler, Assistant Director

Re:	Auspex Pharmaceuticals, Inc. Registration Statement on Form S-1 Filed December 20, 2013 File No. 333-193013

Dear Mr. Riedler:

Enclosed for electronic filing via EDGAR pursuant to the Securities Act of 1933, as amended (the “Securities Act”), on behalf of our client, Auspex Pharmaceuticals, Inc. (the “Company”), is a registration statement on Form S-1/A (“First Amended Registration Statement”). The First Amended Registration Statement updates the Company’s registration statement on Form S-1 (the “Registration Statement”) filed with the Securities and Exchange Commission (the “Commission”) on December 20, 2013. The copy of the First Amended Registration Statement that is enclosed with the paper copy of this letter is marked to show changes from the Registration Statement.

The First Amended Registration Statement is being submitted in response to comments received from the staff of the Commission (the “Staff”) by letter dated January 3, 2014 with respect to the Registration Statement (the “Comment Letter”). The numbering of the paragraphs below corresponds to the numbering in the Comment Letter, the text of which we have incorporated into this response letter for convenience. Except where otherwise indicated, page references in the text of the responses below correspond to the page numbers of the First Amended Registration Statement.

Staff Comments and Company Responses

Risk Factors

We may not obtain orphan drug designation for SD-809 . . . , page 16

1.	We note your response to our prior comment 9 that you believe that you could attempt to obtain orphan drug designation by providing a plausible hypothesis of its clinical superiority. Please clarify your plans in the event that you are unable to convince the FDA that SD-809 has a different API. If you plan to provide a plausible hypothesis, please expand your disclosure to describe the additional information you would provide to the FDA to support a plausible hypothesis of clinical superiority, and to explain if and when you would be required to demonstrate clinical superiority. Additionally, please describe any additional trials that you would need to conduct and the approximate cost and additional delays involved with running such trials.

4401 EASTGATE MALL, SAN DIEGO, CA 92121 T: (858) 550-6000 F: (858) 550-6420 WWW.COOLEY.COM

United States

January 10, 2014

Response: The Company has revised the disclosure on pages 16-17 of the First Amended Registration Statement.

Intellectual Property and Exclusivity, page 87

2.	We note your response to our prior comment 17. Please expand your disclosure to provide the type of patent coverage (e.g., method of use, composition of matter) and the expiration date (or, if a patent application, the date filed).

Response: The Company has revised the disclosure on page 89 of the First Amended Registration Statement.

Principal Stockholders, page 132

3.	We note on page 132 that the percentage ownership information in the security ownership table excludes the share of Series E convertible preferred stock. The security ownership table should be updated to the most recent practicable date. Please revise the security ownership table to reflect the issuance and conversion of the Series E convertible preferred stock similar to other preferred stock for which common stock is issuable upon conversion. Additionally, please provide the date as of which this table applies.

Response: The Company has revised the “Principal Stockholders” section on pages 134-136 of the First Amended Registration Statement.

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The Company respectfully requests the Staff’s assistance in completing the review of the First Amended Registration Statement as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or questions regarding the Registration Statement or this response letter to me at (858) 550-6136.

Sincerely,

Cooley LLP

/s/ Kenneth J. Rollins

Kenneth J. Rollins, Esq.

cc:	Pratik Shah, Ph.D.

Frederick T. Muto, Esq., Cooley LLP

4401 EASTGATE MALL, SAN DIEGO, CA 92121 T: (858) 550-6000 F: (858) 550-6420 WWW.COOLEY.COM